Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 4,910
Research and development costs	40,748	$ 31,113	$ 34,969
Research tax credit	(4,871)	(3,123)	(3,027)
Government and other grants	(456)	(247)	(1,104)
Development costs capitalized (*)	(6,061)	(5,020)	(3,376)
Amortization of capitalized development costs	1,495	1,076	447
Total research and development expense	30,855	23,799	27,909	[1]
Research tax credit	$ (1,382)	$ (606)	$ (459)

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.